Taxation - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Transactions with Third Party [Line Items]
Increase in income tax expense	$ 48
Tax expense	18
Income tax expense (benefit)	36	$ (12)
Increase in uncertain tax position	8
Secretariat of the Federal Revenue Bureau of Brazil [Member]
Transactions with Third Party [Line Items]
Income tax examination, estimate of possible loss	161
Nigerian tax authorities [member]
Transactions with Third Party [Line Items]
Income tax examination, estimate of possible loss	$ 171